Borrowings - Schedule of composition of borrowings (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
NON-CURRENT
Debentures and other loans	€ 122,362	€ 166,521
CURRENT
Debentures and other loans	46,023	20,852
TOTAL BORROWINGS	€ 168,385	€ 187,373